UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 1/31/12

Item 1.  Reports to Stockholders.

THE CURRENCY STRATEGIES FUND

ANNUAL REP0RT

January 31, 2012

CUSIP: 66537T547

Ticker Symbol: FOREX

1-888-898-4784

www.TheCurrencyFund.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Currency Strategies Fund.  Such offering is made only by the prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

As always, the goal of The Currency Strategies Fund (the “Fund”) is to participate in meaningful positive trends, no matter which currencies are providing those trends relative to the United States Dollar Index (USDX), and to participate in a meaningful positive trend when the USDX is delivering that trend. When the currency markets are in turmoil or in choppy, trendless periods, our goal is to protect the Fund. The flexibility of movement in and out of the USDI and into other currencies, whether they be European, commodity, or emerging markets is a function of our active and disciplined approach with the goal of consistent performance coupled with low volatility.

For the year ending January 31, 2012, The Currency Strategies Fund declined -0.85% while the most liquid pair, the EUR/USD declined -4.47% (represented by the 1700 EST pricing on FOREX), and the USDX appreciated 1.99%. In the same time frame, the Fund experienced its worst peak to trough of -7.16% compared to the EUR/USD worst decline of -14.50% and the USDX worst decline of -7.23%. The Fund’s volatility measures (rolling 20 day measurements) for the fiscal year were two-fifths of the EUR/USD and one-fourth of the USDX. We believe the Fund’s goals of consistent return, price protection, and low volatility relative to the most liquid currency pairings and USDX have been achieved.

We also believe the Fund represents a holistic choice for exposure in many different currencies. With exception to the USDX and money market in uncertain times, limits on allocation to any one currency and limits on currency groupings have smoothed out returns compared to the most liquid currency pairs and the USDX in the reporting period.

The year 2011 fiscal year was rather unusual as most non US Dollar currencies began retreating in tandem late April which simultaneously marked a new uptrend in the USDX which lasted throughout the rest of the year. Most currencies around the world had lackluster returns during the fiscal year, with the Australian Dollar and Japanese Yen showing the most strength against the US Dollar. Uniformly, most emerging market currencies such as South African Rand, Indian Rupee, Mexican Peso had a difficult year against the US Dollar. The exception was the Brazilian Real showing a slightly positive year versus the US Dollar. Most European currencies were slightly negative for the year with the exception of the Swiss Franc which was slightly positive. Most currencies from late April fell precipitously against the US Dollar – many in double digit declines and nearly -20%. During this period, we took protective measures to curtail the decline of the Fund and reduce volatility.

Another goal of the Fund is to offer an investment that exhibits much less volatility and low correlation to other asset classes. During the reporting period, we believe the Fund has accomplished that goal as well.

Because most products tracking currencies distributed little dividends, the Fund had a small dividend distribution in January, 2012. If global interest rates increase, we expect to distribute more income in the future if positioned to do so.

Due to many continued global uncertainties, we anticipate further volatility in various asset classes including currencies, and we believe our strategy and discipline are well tailored to weather such events.

The Fund will celebrate its third anniversary this year. Thank you for your continued confidence and trust.

Ian A. Naismith

Anthony W. Welch

0386-NLD-3/14/2012

The Currency Strategies Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through January 31, 2012

Annualized Total Returns as of January 31, 2012
	One Year	Since Inception*
The Currency Strategies Fund	(0.85)%	1.99%
BofA ML US Dollar LIBOR 3 Month Constant Maturity Index	0.31%	0.42%
US Dollar Index	2.00%	(2.33)%

________________

* The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund and was managed by a different Adviser under a substantially different investment strategy.

The BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for US dollar deposits with a three-month maturity.  The US Dollar Index measures the performance of the US Dollar against a basket of currencies.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.08%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-898-4784.

Portfolio Analysis (Unaudited)

As-of January 31, 2012

Percent of Net Assets
Exchange Traded Funds	79.26%
Currency Funds	57.26%
Debt Funds	12.34%
Commodity Fund	9.66%
Open-End Funds	8.39%
Closed-End Funds	1.99%
Short-Term Investment	37.82%
Other Assets Less Liabilities	(27.46)%
Total	100.00%

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012
Shares	Security	Fair Value

	EXCHANGE TRADED FUNDS - 79.26%
	COMMODITY FUNDS - 9.66%
3,000	ProShares Ultra Gold *	$ 292,020
6,000	SPDR Gold Shares *	1,015,860
		1,307,880
	CURRENCY FUNDS - 57.26%
10,000	CurrencyShares Australian Dollar Trust	1,065,200
2,800	CurrencyShares British Pound Sterling Trust *	437,584
11,000	CurrencyShares Canadian Dollar Trust	1,091,090
4,404	CurrencyShares Euro Trust	573,709
5,700	CurrencyShares Japanese Yen Trust *	736,041
2,000	CurrencyShares Swedish Krona Trust	291,880
1,200	CurrencyShares Swiss Franc Trust *	128,748
70,000	PowerShares DB US Dollar Index Bullish Fund *	1,548,400
34,000	WisdomTree Dreyfus Brazilian Real Fund *	714,000
17,000	WisdomTree Dreyfus Commodity Currency Fund *	361,573
12,000	WisdomTree Dreyfus Emerging Currency Fund *	249,120
23,000	WisdomTree South African Rand Fund *	557,520
		7,754,865
	DEBT FUNDS - 12.34%
5,380	iShares JPMorgan USD Emerging Markets Bond Fund	597,180
16,520	PowerShares Emerging Markets Sovereign Debt Portfolio	452,813
7,662	WisdomTree Asia Local Debt Fund	398,271
4,330	WisdomTree Emerging Markets Local Debt Fund	223,558
		1,671,822

	TOTAL EXCHANGE TRADED FUNDS	10,734,567
	( Cost - $10,549,650)

	CLOSED-END FUNDS - 1.99%
10,000	Morgan Stanley Emerging Markets Debt Fund Inc.	107,200
11,472	Western Asset Worldwide Income Fund Inc.	162,099
	TOTAL CLOSED-END FUNDS	269,299
	( Cost - $250,518)

	OPEN-END FUND - 8.39%
44,106	Rising U.S. Dollar ProFund *	1,135,734
	TOTAL OPEN-END FUND
	( Cost - $1,145,934)

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012
Shares	Security	Fair Value

	SHORT-TERM INVESTMENT - 37.82%
5,122,277	Goldman Sachs Financial Square Funds - Government Fund, 0.01% +	$ 5,122,277
	TOTAL SHORT-TERM INVESTMENT	5,122,277
	( Cost - $5,122,277)

	TOTAL INVESTMENTS - 127.46%
	( Cost - $17,068,379) (a)	17,261,877
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.46) %	(3,719,340)
	NET ASSETS - 100.00%	$ 13,542,537

*Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on January 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,148,615 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 133,923
	Unrealized Depreciation:	(20,661)
	Net Unrealized Appreciation:	$ 113,262

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012

Assets:
Investments in Securities at Fair Value (identified cost $17,068,379)	$ 17,261,877
Receivable for Securities Sold	865,171
Interest Receivable	18
Prepaid Expenses and Other Assets	10,217
Total Assets	18,137,283

Liabilities:
Payable for Securities Purchased	4,559,552
Accrued Advisory Fees	2,502
Payable to Other Affiliates	8,466
Accrued Distribution Fees	2,944
Accrued Expenses and Other Liabilities	21,282
Total Liabilities	4,594,746

Net Assets (Unlimited shares of no par value interest authorized;
1,365,973 shares of beneficial interest outstanding)	$ 13,542,537

Net Asset Value, Offering and Redemption Price Per Share
($13,542,537/ 1,365,973 shares of beneficial interest outstanding)	$ 9.91

Composition of Net Assets:
At January 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 14,002,097
Accumulated Net Investment Income	2,449
Accumulated Net Realized Loss From Security Transactions	(655,507)
Net Unrealized Appreciation on Investments	193,498
Net Assets	$ 13,542,537

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2012

Investment Income:
Dividend Income	$ 252,269
Interest Income	203
Total Investment Income	252,472

Expenses:
Investment Advisory Fees	261,846
Distribution Fees	44,532
Administration Fees	39,786
Registration & Filing Fees	31,145
Fund Accounting Fees	26,629
Transfer Agent Fees	20,650
Chief Compliance Officer Fees	18,878
Audit Fees	17,915
Legal Fees	13,990
Printing Expense	9,359
Custody Fees	6,876
Trustees' Fees	5,503
Non 12b-1 Shareholder Service Fees	1,614
Insurance Expense	558
Miscellaneous Expenses	864
Total Expenses	500,145
Less: Fees Waived by Adviser	(153,682)
Net Expenses	346,463
Net Investment Loss	(93,991)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(379,114)
Distributions of Capital Gains From Underlying Investment Companies	834
Total Net Realized Loss	(378,280)
Net Change in Unrealized Appreciation on Investments	239,561
Net Realized and Unrealized Loss on Investments	(138,719)

Net Decrease in Net Assets Resulting From Operations	$ (232,710)

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	ended	ended
	January 31, 2012	January 31, 2011
Operations:
Net Investment Loss	$ (93,991)	$ (121,283)
Net Realized Gain (Loss) on Investments and Options Purchased	(379,114)	476,764
Distributions of Capital Gains From Underlying Investment
Companies	834	302,841
Net Change in Unrealized Appreciation on Investments	239,561	144,363

Net Increase (Decrease) in Net Assets
Resulting From Operations	(232,710)	802,685

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.08 per share, respectively)	-	(178,546)
Net Realized Gains ($0.29 and $0.28 per share, respectively)	(390,129)	(659,571)
Total Distributions to Shareholders	(390,129)	(838,117)

Beneficial Interest Transactions:
Proceeds from Shares Issued (341,051 and 1,755,081
shares, respectively)	3,531,320	18,531,450
Distributions Reinvested (35,512 and 68,942 shares, respectively)	352,277	725,263
Cost of Shares Redeemed (1,267,008 and 1,751,167
shares, respectively)	(12,945,795)	(18,624,705)
Total Beneficial Interest Transactions	(9,062,198)	632,008

Increase (Decrease) in Net Assets	(9,685,037)	596,576

Net Assets:
Beginning of Year	23,227,574	22,630,998
End of Year (including undistributed net investment
income of $2,449 and $39,315, respectively)	$ 13,542,537	$ 23,227,574

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

					February 21, 2008*
	Year Ended January 31,				through
	2012	2011	2010**		January 31, 2009

Net Asset Value, Beginning of Period	$ 10.29	$ 10.36	$ 10.00	^	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.05)	(0.05)	(0.07)		0.00	(e)
Net gain (loss) from securities
(both realized and unrealized)	(0.04)	0.34	0.44		(4.77)
Total from operations	(0.09)	0.29	0.37		(4.77)

Distributions to shareholders from:
Net investment income	-	(0.08)	(0.01)		0.00	(e)
Net realized gains	(0.29)	(0.28)	-		-
Return of capital	-	-	-		(0.10)
Total distributions	(0.29)	(0.36)	(0.01)		(0.10)

Net Asset Value, End of Period	$ 9.91	$ 10.29	$ 10.36		$ 5.13

Total Return (b)	(0.85)%	2.71%	3.67%		(47.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,543	$ 23,228	$ 22,631		$ -	+
Ratio of expenses to average net assets,
before reimbursement (f)	2.81%	2.42%	3.04%	(c)	5.03%	(c)
net of reimbursement (f)	1.95%	1.95%	1.95%	(c)	2.94%	(c)
Ratio of net investment income (loss)
to average net assets (f)	(0.53)%	(0.44)%	(0.88)%	(c)	0.01%	(c)
Portfolio turnover rate	867%	1,255%	290%	(d)	17,700%	(d)
__________
*Commencement of Operations. During this period, the Fund was known as Anchor Multi-Strategy Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d) Not Annualized.
(e) Net investment income resulted in less than $0.005 per share.
(f) Does not include expenses of other investment companies in which the fund invests.
+Net assets as of January 31, 2009 were $5.
^The Fund processed a 1.026 for 2 reverse stock split on the sole share outstanding as of February 1, 2009.

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2012

1.

ORGANIZATION

The Currency Strategies Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation and income.  The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund, which was advised by Anchor Capital Management Group, LLC under a substantially different investment strategy.

The Fund is non-diversified.  A non-diversified Fund may invest more of its assets in fewer companies than if it were a diversified fund.  The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,734,567	-	-	$10,734,567
Closed-End Funds	269,299	-	-	269,299
Open-End Funds	1,135,734	-	-	1,135,734
Short-Term Investment	5,122,277	-	-	5,122,277
Total	$17,261,877	-	-	$17,261,877

         The Fund did not hold any Level 3 securities during the period.

            There were no transfers into or out of Level 1 and Level 2 during the current period presented.

            It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in closed-end funds are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of closed-end fund distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent closed-end fund distribution available.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Option Transactions – The Fund is subject to currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Currency Risk - Currency trading involves significant risks, including market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its returns (2008-2010) and expected to be taken in the Fund’s 2011 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended January 31, 2012, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Sarasota Capital Strategies, Inc. serves as the Fund’s Investment Advisor (the “Adviser”).   The fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.47% of the Fund’s average daily net assets.  For the year ended January 31, 2012, the Fund incurred $261,846 of advisory fees.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.95% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the year ended January 31, 2012, the Adviser waived fees of $153,682.  Cumulative expenses subject to recapture by the Advisor amounted to $402,410 at January 31, 2012 and will expire on January 31 of the years indicated below:

2013	2014	2015
$118,656	$130,072	$153,682

Distributor – - The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended January 31, 2012, pursuant to the Plan, the Fund paid $44,532.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.  Prior to March 1, 2011, shares of the Fund were sold subject to a maximum sales charge of 5.75%.  For the one month ended February 28, 2011, the Distributor received $7,003 in underwriting commissions for sales of shares, of which $918 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended January 31, 2012 amounted to $130,866,937 and $136,067,832 , respectively.

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2012	January 31, 2011
Ordinary Income	$ -	$ 815,711
Long-Term Capital Gain	390,129	22,406
	$ 390,129	$ 838,117

The difference between the book basis and tax basis character of distributions as of January 31, 2011 is primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other Losses	(Depreciation)	Earnings/(Deficits)
$ 73,052	$ -	$ (383,255)	$ (262,619)	$ 113,262	$ (459,560)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and grantor trusts adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to grantor trusts adjustments.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such foreign currency and capital losses of $69,838 and $192,781, respectively.

At January 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 383,255	$ -	$ 383,255
$ 383,255	$ -	$ 383,255

Effective with the enactment of the Regulated Investment Company Modernization Act of 2010 (the “Act”) on December 22, 2010, there will be unlimited carryover on future capital losses.

Permanent book and tax differences, primarily attributable to grantor trusts and partnership adjustments, resulted in reclassification for the period ended January 31, 2012 as follows: a decrease in paid-in-capital of $109; a decrease in accumulated net investment loss of $57,125 and an increase in accumulated net realized loss from security transactions of $57,016.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Goldman Sachs Financial Square Funds- Government Fund (“GSGF”).  The Fund may redeem its investment from GSGF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of GSGF.  The financial statements of the GSGF, including the portfolio of investments, can be found at www.goldmansachs.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of January 31, 2012 the percentage of the Funds’ net assets invested in the GSGF was 37.82%.

7.           NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On February 22, 2012 the Trust, on behalf of the Fund, voted to approve the reduction of the Fund’s annual management fee from 1.47% of the average net assets to 1.00%.  The reduced management fee is effective March 2, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Currency Strategies Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Currency Strategies Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of January 31, 2012, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Currency Strategies Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

April 2, 2012

Renewal of Advisory Agreement – The Currency Strategies Fund

In connection with a meeting held on December 13, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Sarasota Capital Strategies, Inc. (“Sarasota” or the “Adviser”) and the Trust, on behalf of The Currency Strategies Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Sarasota’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Sarasota’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund.  The Trustees discussed their ongoing review on a quarterly basis, of compliance and reporting matters for the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Sarasota’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Trustees noted that the Fund had significantly outperformed its peer group of 47 funds since inception, and they were satisfied with the Fund’s performance.

 Fees and Expenses.  The Board noted that Sarasota charges a 1.47% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees noted that the advisory fee for the Fund is below or near the peer group average.  The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

The Currency Strategies Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Anthony J. Hertl (61) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund	96
Gary W. Lanzen (57) Trustee since 2005 President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010)	96
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since February 2007)	96
John V. Palancia (57) Trustee since 2011 Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	96
Interested Trustees and Officers
Michael Miola** (59) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Constellation Trust Co.	96

The Currency Strategies Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2012

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (42)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Kevin E. Wolf (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice-President, GemCom, LLC (since 2004);

Other Directorships: N/A

N/A

James P. Ash (35)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Brian Nielsen (39)

Assistant Secretary since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (53)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

James Colantino (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

The Currency Strategies Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2012

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Erik Naviloff (43)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

      * The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

    ** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-898-4784.

The Currency Strategies Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Expenses Paid During the Period (8/1/11 to 1/31/12)
Actual	$1,000.00	$972.62	$9.70
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six-month period ended January 31, 2012).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Sarasota Capital Strategies, Inc.

460 South Tamiami Trail

Osprey, FL 34229

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68137

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended January 31th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $15,000

2011 - $13,000

(b)

Audit-Related Fees

2012 - $0

2011 - $0

(c)

Tax Fees

2012 - $2,500

2011 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - $0

2011 - $0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,500

2011 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/11/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

4/11/12